NON-CURRENT ASSETS HELD FOR SALE (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Noncurrent Assets Held For Sale [Line Items]
Property, plant and equipment	$ 7,932,562	$ 7,174,693
Total	11,928,649	11,152,588	$ 11,224,237
Non-current assets held for sale [member]
Disclosure Of Noncurrent Assets Held For Sale [Line Items]
Land	2,422	2,352
Buildings	1,256	1,284
Property, plant and equipment	758	2,090
Total	$ 4,436	$ 5,726